OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
OTHER INTANGIBLE ASSETS
NOTE 24: OTHER INTANGIBLE ASSETS

	Brands	Core deposit intangible	Purchased credit card relationships	Customer- related intangibles	Capitalised software enhancements	Total
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2020	596	2,770	1,002	538	4,958	9,864
Additions	—	—	—	—	991	991
Disposals	—	—	—	—	(55)	(55)
At 31 December 2020	596	2,770	1,002	538	5,894	10,800
Exchange and other adjustments	—	—	—	—	—	—
Additions	—	—	—	—	1,017	1,017
Disposals and write-offs	—	—	—	—	(460)	(460)
At 31 December 2021	596	2,770	1,002	538	6,451	11,357
Accumulated amortisation:
At 1 January 2020	216	2,770	481	538	2,051	6,056
Exchange and other adjustments	—	—	—	—	(1)	(1)
Charge for the year (note 11)	—	—	70	—	590	660
Disposals	—	—	—	—	(55)	(55)
At 31 December 2020	216	2,770	551	538	2,585	6,660
Exchange and other adjustments	—	—	—	—	(1)	(1)
Charge for the year (note 11)	—	—	70	—	892	962
Disposals and write-offs	—	—	—	—	(460)	(460)
At 31 December 2021	216	2,770	621	538	3,016	7,161
Balance sheet amount at 31 December 2021	380	—	381	—	3,435	4,196
Balance sheet amount at 31 December 2020	380	—	451	—	3,309	4,140
Brands arising from the acquisition of Bank of Scotland in 2009 are recognised on the Group's balance sheet and have been determined to have an indefinite useful life. The carrying value at 31 December 2021 was £380 million (2020: £380 million). The Bank of Scotland name has been in existence for over 300 years and there are no indications that the brand should not have an indefinite useful life. The recoverable amount has been based on a value-in-use calculation. The calculation uses post-tax projections for a six-year period of the income generated by the Bank of Scotland cost generating unit, a discount rate of 10.25 per cent and a future growth rate of 3.5 per cent. Management believes that any reasonably possible change in the key assumptions would not cause the recoverable amount of the Bank of Scotland brand to fall below its balance sheet carrying value.